Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss and other comprehensive loss for the year	$ (31,638,244)	$ (20,640,935)
Adjustments for:
Depreciation of property and equipment	135,977	145,095
Amortization of intangible assets	84,444	84,444
Share-based compensation	8,497,830	2,765,059
Change in derivative liability	(4,916,304)
Accretion on lease liability	12,929	16,286
Shares for services	4,112,647	49,712
Research and development expenses to be settled through warrant exercise	83,421	78,992
Accounts receivable	(59,946)	5,873
Other receivables	(127,258)	702,072
Prepaid expenses	(2,147,333)	(64,142)
Prepaid inventory		4,745,148
Inventory	17,968	1,100,780
Accounts payable and accrued liabilities	2,393,090	1,826,186
Net cash used in operating activities	(23,550,779)	(9,185,430)
Investing activities
Purchase of property and equipment	(12,916)	(40,602)
Net cash used in investing activities	(12,916)	(40,602)
Financing activities
Issuance of units	84,083,757	17,250,000
Share issuance costs	(5,240,756)	(1,088,190)
Issuance of warrants, net of issuance costs	8,147
Proceeds from stock options exercised	2,837,083
Proceeds from warrants exercised	11,801,263	183,678
Payment of lease liability	(51,916)	(50,472)
Net cash provided by financing activities	93,437,578	16,295,016
Net change in cash and cash equivalents	69,873,883	7,068,984
Cash and cash equivalents, beginning of year	14,025,187	6,956,203
Cash and cash equivalents, end of year	$ 83,899,070	$ 14,025,187